September 27, 2011

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    T. Rowe Price Reserve Investment Funds, Inc. (“Registrant”)
              T. Rowe Price Government Reserve Investment Fund
              T. Rowe Price Reserve Investment Fund
         File No.: 811-08279

Dear Ms. O’Neal-Johnson:

Pursuant to Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A.

All changes from the previous amendment are redlined.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman